Basis of presentation and accounting policies - Inframerica Concessionaria do Aeroporto de Brasilia S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,188,320	$ 2,994,314
Current assets	647,468	626,317
Total assets	3,835,788	3,620,631
Non-current liabilities	2,297,100	2,004,736
Current liabilities	676,319	842,287
Total liabilities	2,973,419	2,847,023
Equity	862,369	773,608	$ 805,286	$ 1,198,614
Revenue recognized	1,378,663	706,913	607,356
Gross profit	415,685	84,532	(46,227)
Operating income	304,575	6,460	(163,698)
Financial results	(113,087)	(96,500)	(206,331)
Income tax	24,883	69,111	(14,295)
Net loss	165,635	(180,976)	(361,893)
Other comprehensive income / (loss) for the year	92,007	138,722	(33,293)
Total comprehensive loss for the year	257,642	(42,254)	$ (395,186)
Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Non-current assets	645,847	641,422
Current assets	86,134	28,951
Total assets	731,981	670,373
Non-current liabilities	841,901	586,362
Current liabilities	190,784	314,662
Total liabilities	1,032,685	901,024
Equity	(300,704)	(230,651)
Revenue recognized	79,713	51,706
Gross profit	19,047	1,909
Operating income	21,328	11,702
Financial results	(114,550)	(124,815)
Income tax	(12,409)	(9,320)
Net loss	(105,631)	(122,433)
Other comprehensive income / (loss) for the year	(13,748)	14,898
Total comprehensive loss for the year	(119,379)	(107,535)
Increase/(decrease) in cash
Provided by operating activities	32,188	(585)
Used in investing activities	(53)	(459)
Provided by financing activities	$ 17,003	$ 457